Goodwill	9 Months Ended
Sep. 30, 2017
Goodwill
2. Goodwill

	Nine months ended	Year ended
	September 30,	December 31,
	2017	2016
	(in thousands)

Opening balance	$616,088	$588,434
Current period acquisitions (Note 3)	129,072	34,576
Prior period acquisitions (Note 3)	1,393	7,689
Foreign exchange movement	17,824	(14,611)

Closing balance	$764,377	$616,088